Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Reclassification of Other Assets to Intangible Assets

In order to provide a better presentation in other assets the following amounts in the consolidated financial statements as of December 31, 2017 were reclassified to intangible assets, as follows:

	2017
Line item	As previously (reported)	Reclassification	Following Reclassification
Intangible assets	Ps. 9,088,563	Ps. 5,590,077	Ps. 14,678,640
Other assets	11,485,177	(5,590,077)	5,895,100